CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Dec. 31, 2013	Dec. 31, 2012
CONSOLIDATED BALANCE SHEETS [Abstract]
Ordinary shares, par value	$ 0.15	$ 0.15
Ordinary shares, shares authorized	55,353,340	55,353,340
Ordinary shares, shares issued	27,915,492	27,915,392
Ordinary shares, shares outstanding	26,472,963	25,826,234
Treasury stock, shares	1,442,529	2,089,158